Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable
Schedule of accounts receivable

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB
Accounts receivable	3,282,857	2,980,940	4,158,270	4,386,872
Allowance for credit losses	(650,888)	(692,722)	(723,655)	(893,953)
	2,631,969	2,288,218	3,434,615	3,492,919

Schedule of movement of allowance for credit losses

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	(650,888)	(692,722)	(723,655)
Provision	(454,168)	(387,196)	(510,885)
Write-offs	412,334	356,263	340,587
Balance at end of the year	(692,722)	(723,655)	(893,953)

	Within 1 year	More than 1 year	Total
January 1, 2022
Expected loss rate	15.6%	53.2%	19.8%
Gross carrying amount	2,912,427	370,430	3,282,857
Loss provision	(453,938)	(196,950)	(650,888)

	Within 1 year	More than 1 year	Total
December 31, 2022
Expected loss rate	18.0%	83.7%	23.2%
Gross carrying amount	2,741,775	239,165	2,980,940
Loss provision	(492,426)	(200,296)	(692,722)

	Within 1 year	More than 1 year	Total
December 31, 2023
Expected loss rate	14.5%	39.1%	17.4%
Gross carrying amount	3,670,160	488,110	4,158,270
Loss provision	(532,707)	(190,948)	(723,655)

	Within 1 year	More than 1 year	Total
December 31, 2024
Expected loss rate	13.1%	71.0%	20.4%
Gross carrying amount	3,833,730	553,142	4,386,872
Loss provision	(501,414)	(392,539)	(893,953)